INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 2,208,152	R$ 2,264,510	R$ 2,015,310	R$ 2,068,136
Non-current assets	2,561,980	2,427,648	2,219,461	2,164,477
Non-current liabilities	R$ (353,828)	R$ (163,138)	R$ (204,151)	R$ (96,341)